Schedule of Investments (unaudited)	iShares® CMBS ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 58.7%
Bank
2.92%, 12/15/52 (Call 12/15/29)	$1,000	$897,512
3.30%, 05/15/64 (Call 05/15/31)	500	362,822
3.79%, 04/15/65(a)	1,500	1,410,918
4.26%, 05/15/61 (Call 05/15/28)(a)	1,000	978,258
Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	220	207,938
Series 2017-BNK4, Class AS, 3.78%, 05/15/50 (Call 04/15/27)	500	464,986
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50 (Call 04/15/27)	246	237,248
Series 2017-BNK4, Class C, 4.37%, 05/15/50 (Call 04/15/27)(a)	485	424,591
Series 2017-BNK7, Class B, 3.95%, 09/15/60 (Call 09/15/27)	550	493,845
Series 2017-BNK8, Class A3, 3.23%, 11/15/50 (Call 11/15/27)	683	637,532
Series 2017-BNK8, Class AS, 3.73%, 11/15/50 (Call 11/15/27)	1,000	918,058
Series 2018-BN10, Class C, 4.16%, 02/15/61 (Call 02/15/28)(a)	800	690,834
Series 2018-BN14, Class A3, 3.97%, 09/15/60 (Call 09/15/28)	600	577,937
Series 2018-BN14, Class AS, 4.48%, 09/15/60 (Call 09/15/28)(a)	500	478,258
Series 2018-BN15, Class A3, 4.14%, 11/15/61 (Call 11/15/28)	500	483,534
Series 2019-BN16, Class AS, 4.27%, 02/15/52 (Call 02/15/29)	262	249,859
Series 2019-BN19, Class A3, 2.93%, 08/15/61 (Call 07/15/29)	2,000	1,806,919
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/15/29)	497	452,829
Series 2019-BN20, Class A2, 2.76%, 09/15/62 (Call 10/15/29)	423	376,226
Series 2019-BN20, Class B, 3.40%, 09/15/62 (Call 10/15/29)(a)	1,000	851,545
Series 2019-BN21, Class A4, 2.60%, 10/17/52 (Call 10/15/29)	1,000	888,164
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 10/15/29)	500	446,606
Series 2019-BN22, Class A3, 2.73%, 11/15/62 (Call 11/15/29)	1,000	884,279
Series 2019-BN22, Class A4, 2.98%, 11/15/62 (Call 11/15/29)	820	738,549
Series 2019-BN24, Class ASB, 2.93%, 11/15/62 (Call 12/15/29)	1,000	930,152
Series 2019-BNK16, Class A4, 4.01%, 02/15/52 (Call 02/15/29)	2,100	2,022,719
Series 2020, Class A5, 2.65%, 01/15/63 (Call 02/15/30)	1,000	878,728
Series 2020-BN25, Class A3, 2.39%, 01/15/63 (Call 02/15/30)	1,000	903,626
Series 2020-BN26, Class B, 2.91%, 03/15/63 (Call 03/15/30)(a)	250	199,158
Series 2020-BN27, Class AS, 2.55%, 04/15/63 (Call 04/15/30)	1,000	817,276
Series 2020-BN28, Class A4, 1.84%, 03/15/63 (Call 10/15/30)	500	410,289
Series 2020-BN29, Class C, 3.03%, 11/15/53 (Call 12/15/30)(a)	520	391,372

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	$240	$208,810
Series 2021-BN32, Class AS, 2.64%, 04/15/54 (Call 04/15/31)	2,075	1,793,636
Series 2021-BN34, Class A5, 2.44%, 06/15/63 (Call 07/15/31)	244	205,941
Series 2021-BN34, Class AS, 2.57%, 06/15/63 (Call 07/15/31)	500	406,858
Series 2021-BN35, Class B, 2.53%, 06/15/64 (Call 08/15/31)	1,000	734,439
Series 2022-BNK40, Class A4, 3.39%, 03/15/64 (Call 03/15/32)(a)	1,000	911,044
Series 2022-BNK40, Class AS, 3.39%, 03/15/64 (Call 03/15/32)(a)	1,000	859,360
Series2017-BNK4, Class A4, 3.63%, 05/15/50 (Call 04/15/27)	1,000	951,852
Serise BN23, Class C, 3.51%, 12/15/52 (Call 12/15/29)(a)	500	399,095
BANK, 5.75%, 11/15/55 (Call 11/15/32)(a)	1,000	1,083,771
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49 (Call 02/15/31)	800	757,339
Series 2016-UB10, Class B, 3.79%, 07/15/49 (Call 02/15/31)	250	227,556
Series 2017-BNK3, Class A3, 3.31%, 02/15/50 (Call 02/15/27)	1,351	1,272,654
Series 2017-BNK3, Class A4, 3.57%, 02/15/50 (Call 02/15/27)	1,000	954,143
Barclays Commercial Mortgage Trust
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 08/15/29)	1,000	900,254
Series 2019-C5, 2.81%, 11/15/52 (Call 11/15/29)	1,000	890,854
Series 2019-C5, Class A2, 3.04%, 11/15/52 (Call 11/15/29)	678	651,406
Series 2019-C5, Class A4, 3.06%, 11/15/52 (Call 11/15/29)	1,000	906,343
BBCMS Mortgage Trust
2.95%, 02/15/55 (Call 02/15/32)(a)	1,500	1,314,039
5.45%, 09/15/55	847	720,550
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	1,000	956,921
Series 2018-C2, Class C, 4.97%, 12/15/51 (Call 12/15/28)(a)	250	218,331
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 02/15/30)	1,500	1,317,579
Series 2020-C7, Class AS, 2.44%, 04/15/53 (Call 04/15/30)	300	247,511
Series 2020-C8, Class A5, 2.04%, 10/15/53 (Call 10/15/30)	1,000	836,130
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,500	1,254,873
Series 2021-C12, Class A4, 2.42%, 11/15/54	2,000	1,701,204
Series 2021-C12, Class C, 3.21%, 11/15/54(a)	1,500	1,089,639
Series 2022-C14, Class AS, 3.35%, 02/15/55 (Call 02/15/32)(a)	250	217,725
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 04/15/32)(a)	2,640	2,448,492
Series 2022-C17, Class A4, 4.17%, 09/15/55 (Call 09/15/32)	2,000	1,912,850
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	1,750	1,494,768
Series 2021-C10, Class AS, 2.68%, 07/15/54 (Call 07/15/31)	1,000	832,806
Series 2021-C10, Class B, 2.49%, 07/15/54 (Call 07/15/31)	1,000	750,679
Series 2021-C10, Class C, 2.84%, 07/15/54 (Call 07/15/31)	500	348,723
Benchmark Mortgage Trust
3.20%, 01/15/55(a)	500	410,251
3.46%, 03/15/55 (Call 03/15/32)	1,000	909,552
4.45%, 05/15/55 (Call 05/15/32)(a)	1,750	1,729,429

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-B1, Class A5, 3.67%, 01/15/51 (Call 01/15/28)(a)	$1,000	$954,647
Series 2018-B1, Class AM, 3.88%, 01/15/51 (Call 01/15/28)(a)	500	468,157
Series 2018-B2, Class A4, 3.61%, 02/15/51 (Call 02/15/28)	1,350	1,279,962
Series 2018-B2, Class AS, 4.08%, 02/15/51 (Call 02/15/28)(a)	1,000	934,134
Series 2018-B2, Class C, 4.27%, 02/15/51 (Call 02/15/28)(a)	500	440,377
Series 2018-B3, Class A4, 3.76%, 04/10/51 (Call 04/10/28)	1,700	1,620,717
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 04/10/28)	1,000	968,795
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	1,023	993,806
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	464	452,669
Series 2018-B4, Class C, 4.55%, 07/15/51 (Call 07/15/28)(a)	400	337,692
Series 2018-B5, Class B, 4.57%, 07/15/51 (Call 08/15/28)	500	459,435
Series 2018-B7, Class B, 4.86%, 05/15/53 (Call 11/15/28)(a)	400	379,316
Series 2018-B8, Class A4, 3.96%, 01/15/52 (Call 12/15/28)	1,000	962,288
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	1,000	970,564
Series 2018-B8, Class AS, 4.53%, 01/15/52 (Call 12/15/28)(a)	1,563	1,488,789
Series 2019-B10, Class A3, 3.46%, 03/15/62 (Call 03/15/29)	800	744,478
Series 2019-B10, Class AM, 3.98%, 03/15/62 (Call 03/15/29)	600	550,886
Series 2019-B11, Class AS, 3.78%, 05/15/52 (Call 06/15/29)	500	451,273
Series 2019-B11, Class B, 3.96%, 05/15/52 (Call 06/15/29)(a)	500	428,712
Series 2019-B13, Class C, 3.84%, 08/15/57 (Call 10/15/29)(a)	500	405,169
Series 2019-B14, Class A5, 3.05%, 12/15/62 (Call 11/15/29)	500	452,006
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,000	960,099
Series 2019-B9, Class C, 4.97%, 03/15/52 (Call 02/15/29)(a)	250	213,333
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	990	872,023
Series 2020-B16, Class AM, 2.94%, 02/15/53 (Call 02/15/30)(a)	1,000	862,640
Series 2020-B17, Class C, 3.37%, 03/15/53 (Call 03/15/30)(a)	250	191,108
Series 2020-B18 AM, Class AM, 2.34%, 07/15/53 (Call 08/15/30)	430	350,583
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 10/15/30)	450	350,919
Series 2020-B20, Class B, 2.53%, 10/15/53 (Call 10/15/30)	500	388,771
Series 2020-B21, Class A5, 2.25%, 12/17/53 (Call 12/15/30)	500	408,728
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 01/15/31)	1,000	820,192
Series 2020-IG1, Class A3, 2.69%, 09/15/43 (Call 01/15/30)	1,750	1,485,115
Series 2021-B23, Class AS, 2.27%, 02/15/54 (Call 02/15/31)	500	402,550
Series 2021-B24, Class A4, 2.26%, 03/15/54 (Call 03/15/31)	2,000	1,700,858
Series 2021-B25, Class A5, 2.58%, 04/15/54 (Call 04/15/31)	2,000	1,706,565

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-B25, Class ASB, 2.27%, 04/15/54 (Call 04/15/31)	$650	$569,953
Series 2021-B26, Class A5, 2.61%, 06/15/54 (Call 06/15/31)	1,500	1,284,123
Series 2021-B26, Class AM, 2.83%, 06/15/54 (Call 06/15/31)	500	415,673
Series 2021-B27, Class A2, 2.02%, 07/15/54 (Call 07/15/31)	1,000	900,558
Series 2021-B27, Class A5, 2.39%, 07/15/54 (Call 07/15/31)	1,000	840,444
Series 2021-B27, Class AS, 2.51%, 07/15/54 (Call 07/15/31)	500	404,184
Series 2021-B29, Class A2, 2.02%, 09/15/54 (Call 10/15/31)	1,740	1,554,742
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 10/15/31)	830	697,165
Series 2022-B32, Class A5, 3.00%, 01/15/55(a)	1,000	872,672
Series 2022-B34, Class A5, 3.79%, 04/15/55 (Call 04/15/32)(a)	1,500	1,394,799
Serise 2020-B17, Class A2, 2.21%, 03/15/53 (Call 03/15/30)	1,000	936,036
Serise 2020-B17, Class A5, 2.29%, 03/15/53 (Call 03/15/30)	1,000	852,117
Cantor Commercial Real Estate Lending, 3.01%, 01/15/53 (Call 12/15/29)	1,000	897,115
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50 (Call 12/15/27)(a)	1,510	1,419,037
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 (Call 02/10/27)	230	218,587
Series 2017-CD3, Class AS, 3.83%, 02/10/50 (Call 02/10/27)	750	695,913
Series 2017-CD3, Class C, 4.55%, 02/10/50 (Call 02/10/27)(a)	300	231,610
Series 2017-CD4, Class A4, 3.51%, 05/10/50 (Call 05/10/27)(a)	1,000	947,266
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	750	705,951
Series 2017-CD6, Class C, 4.23%, 11/13/50 (Call 11/13/27)(a)	500	433,746
Series 2018-CD7, Class ASB, 4.21%, 08/15/51 (Call 08/15/28)	550	538,407
Series 2019-CD8, Class A4, 2.91%, 08/15/57 (Call 08/15/29)	1,000	894,557
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 (Call 01/10/26)	500	483,372
Series 2016-C4, Class A4, 3.28%, 05/10/58 (Call 05/10/26)	1,650	1,557,763
Series 2017-C8, Class ASB, 3.37%, 06/15/50 (Call 05/15/27)	850	820,484
Series 2017-C8, Class B, 4.20%, 06/15/50 (Call 05/15/27)(a)	750	690,390
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4, 4.02%, 03/11/47 (Call 03/10/24)	500	492,595
Series 2014-GC21, Class A5, 3.86%, 05/10/47 (Call 05/10/24)	1,145	1,120,733
Series 2014-GC23, Class A4, 3.62%, 07/10/47 (Call 07/10/24)	750	726,914
Series 2014-GC23, Class AS, 3.86%, 07/10/47 (Call 07/10/24)	250	241,877

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-GC23, Class C, 4.43%, 07/10/47 (Call 07/10/24)(a)	$250	$235,152
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 10/10/24)	953	908,582
Series 2014-GC25, Class B, 4.35%, 10/10/47 (Call 10/10/24)(a)	100	94,127
Series 2015-GC29, Class C, 4.14%, 04/10/48 (Call 04/10/25)(a)	250	231,967
Series 2015-GC31, Class A4, 3.76%, 06/10/48 (Call 06/10/25)	750	723,373
Series 2015-GC33, Class A4, 3.78%, 09/10/58 (Call 05/10/26)	1,500	1,451,060
Series 2015-GC35, Class AAB, 3.61%, 11/10/48 (Call 11/10/25)	300	292,655
Series 2015-P1, Class A5, 3.72%, 09/15/48 (Call 05/15/26)	356	343,525
Series 2016-C1, Class A4, 3.21%, 05/10/49 (Call 06/10/26)	874	828,940
Series 2016-GC36, Class A4, 3.35%, 02/10/49 (Call 02/10/26)	1,000	957,273
Series 2016-P3, Class A3, 3.06%, 04/15/49 (Call 04/15/26)	1,500	1,428,986
Series 2016-P3, Class A4, 3.33%, 04/15/49 (Call 04/15/26)	75	71,328
Series 2017-C4, Class A3, 3.21%, 10/12/50 (Call 11/12/27)	1,000	936,239
Series 2017-P8, Class A3, 3.20%, 09/15/50 (Call 09/15/27)	885	826,035
Series 2017-P8, Class AS, 3.79%, 09/15/50 (Call 09/15/27)(a)	750	694,985
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 03/10/28)	600	578,049
Series 2018-C5, Class A4, 4.23%, 06/10/51 (Call 06/10/28)(a)	1,000	972,669
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	1,199	1,171,687
Series 2019-C7, Class A4, 3.10%, 12/15/72 (Call 12/15/29)	2,000	1,807,731
Series 2019-GC41, Class AS, 3.02%, 08/10/56 (Call 08/10/29)	750	652,681
Series 2019-GC43, Class A2, 2.98%, 11/10/52 (Call 11/10/29)	863	824,613
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 11/10/29)	750	675,549
Series 2020-GC46, Class A5, 2.72%, 02/15/53 (Call 02/15/30)	1,000	869,090
Series 2020-GC46, Class AS, 2.92%, 02/15/53 (Call 02/15/30)(a)	500	422,090
Series 2020-GC46, Class B, 3.15%, 02/15/53 (Call 02/15/30)(a)	234	190,930
Commission Mortgage Trust
Series 2014-CR14, Class C, 4.59%, 02/10/47 (Call 01/10/24)(a)	200	191,876
Series 2014-CR16, Class ASB, 3.65%, 04/10/47 (Call 04/10/24)	38	37,731
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 05/10/24)	500	490,170
Series 2014-CR17, Class B, 4.38%, 05/10/47 (Call 05/10/24)	292	277,954
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 07/15/24)	300	290,920
Series 2014-CR19, Class A5, 3.80%, 08/10/47 (Call 08/10/24)	438	428,161
Series 2014-CR19, Class B, 4.70%, 08/10/47 (Call 08/10/24)(a)	850	820,066
Series 2014-CR20, Class AM, 3.94%, 11/10/47 (Call 01/10/29)	250	237,950
Series 2014-LC17, Class A5, 3.92%, 10/10/47 (Call 12/10/24)	675	658,267

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 03/10/24)	$1,521	$1,496,961
Series 2014-UBS2, Class AM, 4.20%, 03/10/47 (Call 03/10/24)	425	412,805
Series 2014-UBS3, Class C, 4.74%, 06/10/47 (Call 06/10/24)(a)	150	142,387
Series 2014-UBS4, Class A4, 3.42%, 08/10/47 (Call 07/10/29)	250	243,613
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/29)	500	486,752
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/29)	500	475,528
Series 2014-UBS4, Class B, 4.35%, 08/10/47 (Call 07/10/29)	250	233,091
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/10/24)	730	710,465
Series 2014-UBS6, Class A5, 3.64%, 12/10/47 (Call 10/10/28)	500	484,927
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 03/10/25)	500	480,959
Series 2015-CR22, Class AM, 3.60%, 03/10/48 (Call 03/10/25)(a)	200	188,816
Series 2015-CR22, Class C, 4.07%, 03/10/48 (Call 03/10/25)(a)	300	276,453
Series 2015-CR23, Class A4, 3.50%, 05/10/48 (Call 05/10/25)	500	480,823
Series 2015-CR24, Class A4, 3.43%, 08/10/48 (Call 06/10/26)	925	891,161
Series 2015-CR24, Class B, 4.34%, 08/10/48 (Call 06/10/26)(a)	750	703,757
Series 2015-CR24, Class D, 3.46%, 08/10/48 (Call 06/10/26)(a)	200	167,894
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	750	724,796
Series 2015-CR25, Class B, 4.52%, 08/10/48 (Call 08/10/25)(a)	300	280,273
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 02/10/25)	750	722,477
Series 2015-DC1, Class C, 4.30%, 02/10/48 (Call 02/10/25)(a)	250	218,552
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	500	483,114
Series 2015-LC23, Class A4, 3.77%, 10/10/48 (Call 11/10/25)	1,000	967,503
Series 2015-PC1, Class ASB, 3.61%, 07/10/50 (Call 06/10/25)	87	85,493
Series 2016-CR28, Class C, 4.60%, 02/10/49 (Call 01/10/26)(a)	604	553,187
Series 2016-DC2, Class A4, 3.50%, 02/10/49 (Call 02/10/26)	353	339,527
Series 2016-DC2, Class AM, 4.24%, 02/10/49 (Call 02/10/26)	750	701,693
Series 2016-DC2, Class ASB, 3.55%, 02/10/49 (Call 02/10/26)	591	575,446
Series 2016-DC2, Class C, 4.66%, 02/10/49 (Call 02/10/26)(a)	250	228,967
Series 2017-COR2, Class C, 4.59%, 09/10/50 (Call 09/10/27)(a)	750	668,626
Series 2018-COR3, Class A3, 4.23%, 05/10/51 (Call 05/10/28)	750	726,468

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-COR3, Class B, 4.51%, 05/10/51 (Call 05/10/28)(a)	$500	$447,029
Series 2018-COR3, Class C, 4.56%, 05/10/51 (Call 05/10/28)(a)	500	421,889
Series 2019-GC44, Class A5, 2.95%, 08/15/57 (Call 11/15/29)	1,000	892,864
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 03/15/25)	500	481,459
Series 2015-C1, Class AS, 3.79%, 04/15/50 (Call 03/15/25)(a)	435	404,750
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 05/15/25)	500	480,622
Series 2015-C3, Class A4, 3.72%, 08/15/48 (Call 08/15/25)	650	627,764
Series 2015-C4, Class A3, 3.54%, 11/15/48 (Call 11/15/25)	1,489	1,432,569
Series 2015-C4, Class A4, 3.81%, 11/15/48 (Call 11/15/25)	1,464	1,414,219
Series 2015-C4, Class D, 3.56%, 11/15/48 (Call 11/15/25)(a)	250	215,902
Series 2016-C5, Class C, 4.64%, 11/15/48 (Call 11/15/25)(a)	750	694,747
Series 2016-C6, Class C, 4.92%, 01/15/49 (Call 05/15/26)(a)	350	309,050
Series 2016-C7, Class A4, 3.21%, 11/15/49 (Call 11/15/26)	193	184,000
Series 2016-C7, Class AS, 3.96%, 11/15/49 (Call 11/15/26)(a)	1,000	924,333
Series 2017-CX9, Class A5, 3.45%, 09/15/50 (Call 09/15/27)	1,000	940,210
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28)(a)	1,000	961,739
Series 2019-C15, Class A2, 3.45%, 03/15/52 (Call 02/15/29)	1,028	997,904
Series 2019-C15, Class A3, 3.78%, 03/15/52 (Call 02/15/29)	1,400	1,331,604
Series 2019-C15, Class B, 4.48%, 03/15/52 (Call 02/15/29)	1,000	886,413
Series 2019-C17, Class A5, 3.02%, 09/15/52 (Call 09/15/29)	2,000	1,798,415
Series 2019-C18, Class ASB, 2.87%, 12/15/52 (Call 12/15/29)	500	462,217
Series 2020-C19, Class A3, 2.56%, 03/15/53 (Call 03/15/30)	500	430,138
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51 (Call 10/15/28)	1,400	1,368,197
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49 (Call 04/10/26)	1,000	950,074
Series 2016-C1, Class ASB, 3.04%, 05/10/49 (Call 04/10/26)	357	344,822
Series 2016-C1, Class B, 4.20%, 05/10/49 (Call 04/10/26)(a)	1,160	1,042,847
Series 2016-C1, Class C, 3.32%, 05/10/49 (Call 04/10/26)(a)	468	391,859
Series 2017-C6, Class A3, 3.27%, 06/10/50 (Call 06/10/27)	560	543,056
Federal National Mortgage Association
1.71%, 11/25/31(a)	976	864,013
1.94%, 12/25/31(a)	1,000	840,399
2.35%, 02/25/31	1,000	895,182
Series 2016-M1, Class A2, 2.94%, 01/25/26(a)	802	773,686
Series 2016-M10, Class AV2, 3.00%, 11/25/45.	500	416,593
Series 2016-M12, Class AV2, 2.31%, 10/25/23.	258	256,365
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,000	949,268
Series 2017-M1, Class A2, 2.41%, 10/25/26(a)	767	723,045
Series 2017-M14, Class A2, 2.87%, 11/25/27(a)	1,808	1,722,481
Series 2017-M15, Class ATS2, 3.15%, 11/25/27(a)	428	418,225
Series 2018-M14, Class A2, 3.58%, 08/25/28(a)	409	400,156
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,175	1,097,551

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	$1,690	$1,520,226
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,513	1,425,068
Series 2020-M1, Class A2, 2.44%, 10/25/29	4,530	4,095,034
Series 2020-M14, Class A2, 1.78%, 05/25/30	1,000	857,655
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	211,364
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	884,782
Series 2020-M8, Class A2, 1.82%, 02/25/30	100	86,573
Series 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,657,812
Series 2021-M4, Class A2, 1.46%, 02/25/31(a)	2,500	2,055,283
Series 2022-M3, Class A2, 1.71%, 11/25/31(a)	2,000	1,642,068
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,602,112
Series2019-M6, Class A2, 3.45%, 01/01/29	521	507,165
Serise 2015-M15, Class A2, 2.92%, 10/25/25(a)	508	490,161
Freddie Mac Multifamily Structured Pass Through Certificates, 3.53%, 08/25/32 (Call 09/25/32)(a)	1,000	959,200
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/46 (Call 11/10/23)	150	147,265
Series 2013-GC16, Class C, 5.31%, 11/10/46 (Call 11/10/23)(a)	100	97,872
Series 2014-GC18, Class AS, 4.38%, 01/10/47 (Call 01/10/24)	650	632,174
Series 2014-GC20, Class A5, 4.00%, 04/10/47 (Call 04/10/24)	400	393,479
Series 2014-GC20, Class B, 4.53%, 04/10/47 (Call 04/10/24)(a)	250	239,072
Series 2014-GC22, Class AS, 4.11%, 06/10/47 (Call 06/10/24)	250	241,517
Series 2014-GC24, Class AAB, 3.65%, 09/10/47 (Call 09/10/24)	182	178,914
Series 2014-GC26, Class A5, 3.63%, 11/10/47 (Call 12/10/24)	1,485	1,439,708
Series 2015-GC30, Class AAB, 3.12%, 05/10/50 (Call 05/10/25)	189	184,334
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/10/25)(a)	500	474,228
Series 2015-GC32, Class A3, 3.50%, 07/10/48 (Call 07/10/25)	545	524,618
Series 2015-GC32, Class C, 4.41%, 07/10/48 (Call 07/10/25)(a)	804	733,481
Series 2015-GC34, Class A4, 3.51%, 10/10/48 (Call 10/10/25)	1,500	1,438,231
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	1,500	1,442,004
Series 2016-GS2, Class A4, 3.05%, 05/10/49 (Call 05/10/26)	1,170	1,104,029
Series 2016-GS3, Class A3, 2.59%, 10/10/49 (Call 10/10/26)	1,291	1,196,833
Series 2016-GS3, Class A4, 2.85%, 10/10/49 (Call 10/10/26)	780	725,242
Series 2016-GS4, Class A4, 3.44%, 11/10/49 (Call 11/10/26)(a)	39	36,963
Series 2017-GS6, Class B, 3.87%, 05/10/50 (Call 05/10/27)	1,000	910,555
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 08/10/27)	1,000	933,020
Series 2017-GS7, Class B, 3.88%, 08/10/50 (Call 08/10/27)	500	462,495
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 03/10/28)(a)	1,000	962,679
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 02/10/29)	750	717,469

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-GC40, Class A4, 3.16%, 07/10/52 (Call 07/10/29)	$1,131	$1,033,555
Series 2019-GSA1, Class C, 3.81%, 11/10/52 (Call 11/10/29)(a)	500	386,381
Series 2020-GC45, Class A4, 2.66%, 02/13/53 (Call 01/13/30)	775	680,819
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4, 3.65%, 01/15/49 (Call 12/15/25)	1,000	962,930
Series 2015-JP1, Class AS, 4.12%, 01/15/49 (Call 12/15/25)(a)	750	716,619
Series 2016-JP3, Class AS, 3.14%, 08/15/49 (Call 09/15/26)	1,000	894,925
Series 2016-JP3, Class B, 3.40%, 08/15/49 (Call 09/15/26)(a)	108	93,789
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class B, 4.55%, 08/15/46 (Call 08/15/23)(a)	500	492,320
Series 2013-C15, Class C, 5.18%, 11/15/45 (Call 10/15/23)(a)	110	107,748
Series 2013-C17, Class C, 4.88%, 01/15/47 (Call 01/15/24)(a)	100	97,252
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 01/15/29)	1,400	1,371,957
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 01/15/29)(a)	1,200	1,169,283
Series 2014-C18, Class B, 4.74%, 02/15/47 (Call 01/15/29)(a)	225	215,449
Series 2014-C19, Class C, 4.65%, 04/15/47 (Call 01/15/25)(a)	200	191,293
Series 2014-C21, Class A4, 3.49%, 08/15/47 (Call 07/15/24)	490	478,263
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 07/15/24)	500	488,008
Series 2014-C21, Class ASB, 3.43%, 08/15/47 (Call 07/15/24)	100	98,925
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 03/15/26)	1,006	981,239
Series 2014-C22, Class C, 4.55%, 09/15/47 (Call 03/15/26)(a)	200	180,697
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 02/15/26)	1,144	1,117,176
Series 2014-C25, Class AS, 4.07%, 11/15/47 (Call 11/15/24)	232	222,592
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	185	174,896
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 09/15/26)	500	468,310
Series 2015-C28, Class A3, 2.91%, 10/15/48 (Call 04/15/25)	803	768,681
Series 2015-C28, Class ASB, 3.04%, 10/15/48 (Call 04/15/25)	198	192,531
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 03/15/26)	220	214,652
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 03/15/26)(a)	250	227,742
Series 2015-C30, Class AS, 4.23%, 07/15/48 (Call 07/15/25)(a)	635	602,793
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	946	914,621

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C33, Class A4, 3.77%, 12/15/48 (Call 11/15/25)	$1,000	$968,536
Series 2016-C1, Class A5, 3.58%, 03/17/49 (Call 02/15/26)	822	788,396
Series 2016-C1, Class B, 4.74%, 03/17/49 (Call 02/15/26)(a)	450	419,422
Series 2016-C1, Class C, 4.74%, 03/17/49 (Call 02/15/26)(a)	400	362,996
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, 3.88%, 03/15/50 (Call 04/15/27)(a)	650	606,662
Series 2017-JP5, Class ASB, 3.55%, 03/15/50 (Call 04/15/27)	105	102,005
Series 2017-JP6, Class A5, 3.49%, 07/15/50 (Call 06/15/27)	300	283,637
Series 2017-JP6, Class AS, 3.74%, 07/15/50 (Call 06/15/27)	400	369,205
Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 08/15/27)	1,000	942,054
Series 2019-COR5, Class A2, 3.15%, 06/13/52 (Call 06/13/29)	319	310,146
Series 2019-COR5, Class A4, 3.39%, 06/13/52 (Call 06/13/29)	1,200	1,102,247
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49 (Call 05/15/26)	1,000	943,939
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/15/26)(a)	750	660,144
Series 2017-C5, Class A5, 3.69%, 03/15/50 (Call 04/15/27)	1,100	1,045,687
Series 2017-C7, Class A3, 3.05%, 10/15/50 (Call 11/15/27)	1,196	1,150,887
Series 2017-C7, Class A5, 3.41%, 10/15/50 (Call 11/15/27)	1,050	988,198
Series 2018-C8, Class A3, 3.94%, 06/15/51 (Call 06/15/28)	561	540,190
Series 2019-COR6, Class A4, 3.06%, 11/13/52 (Call 11/13/29)	955	842,336
Series 2020-COR7, Class A5, 2.18%, 05/13/53 (Call 04/13/30)	539	440,430
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class A4, 3.99%, 01/15/46 (Call 07/15/23)(a)	141	140,073
Series 2013-C13, Class ASB, 3.41%, 01/15/46 (Call 07/15/23)	2	1,908
Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 06/15/24)	500	488,532
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/15/24)(a)	100	89,565
Series 2015-JP1, Class A5, 3.91%, 01/15/49 (Call 12/15/25)	1,462	1,418,270
Series 2016-JP2, Class A4, 2.82%, 08/15/49 (Call 07/15/26)	1,023	952,777
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/15/26)	700	637,611
Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 04/15/27)(a)	1,090	1,042,350
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	4	3,681
Series 2013-C11, Class A3, 3.96%, 08/15/46 (Call 08/15/23)	200	199,118
Series 2013-C13, Class C, 4.90%, 11/15/46 (Call 11/15/28)(a)	230	221,280
Series 2013-C7, Class B, 3.77%, 02/15/46	1	738
Series 2014-C14, Class AS, 4.38%, 02/15/47 (Call 02/15/24)(a)	200	196,548

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C14, Class B, 4.87%, 02/15/47 (Call 02/15/24)(a)	$200	$195,032
Series 2014-C15, Class ASB, 3.65%, 04/15/47 (Call 04/15/24)	50	49,590
Series 2014-C16, Class A5, 3.89%, 06/15/47 (Call 06/15/26)	500	489,654
Series 2014-C18, Class A3, 3.65%, 10/15/47 (Call 07/15/26)	329	320,619
Series 2014-C18, Class A4, 3.92%, 10/15/47 (Call 07/15/26)	1,150	1,121,217
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 10/15/26)	1,275	1,234,644
Series 2015-C20, Class AS, 3.61%, 02/15/48 (Call 11/15/26)	500	473,523
Series 2015-C21, Class A4, 3.34%, 03/15/48 (Call 03/15/31)	901	863,676
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	1,000	958,696
Series 2015-C22, Class C, 4.20%, 04/15/48 (Call 04/15/25)(a)	250	223,446
Series 2015-C23, Class A3, 3.45%, 07/15/50 (Call 06/15/25)	717	693,644
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,000	965,715
Series 2015-C24, Class A3, 3.48%, 05/15/48 (Call 08/15/25)	308	296,408
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 08/15/25)	950	917,513
Series 2015-C25, Class ASB, 3.38%, 10/15/48 (Call 09/15/25)	288	279,931
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	1,849	1,783,836
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 02/15/28)	1,000	956,160
Series 2016-C30, Class A5, 2.86%, 09/15/49 (Call 10/15/26)	500	464,880
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	1,250	1,170,696
Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 01/15/27)	1,000	955,422
Series 2016-C32, Class ASB, 3.51%, 12/15/49 (Call 01/15/27)	247	238,816
Series 2017-C33, Class A5, 3.60%, 05/15/50 (Call 05/15/27)	1,100	1,039,609
Series 2017-C34, Class A4, 3.54%, 11/15/52 (Call 10/15/27)	1,000	944,410
Series 2017-C34, Class AS, 3.86%, 11/15/52 (Call 10/15/27)	500	461,966
Morgan Stanley Capital I, Series 2017-HR2, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	2,010	1,899,211
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48 (Call 07/15/25)(a)	500	483,620
Series 2015-UBS8, Class AS, 4.11%, 12/15/48 (Call 12/15/25)	250	229,382
Series 2016-BNK2, Class A4, 3.05%, 11/15/49 (Call 11/15/26)	1,250	1,167,377
Series 2016-UB11, Class A4, 2.78%, 08/15/49 (Call 08/15/26)	1,000	928,581

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-UB12, Class A3, 3.34%, 12/15/49 (Call 12/15/26)	$983	$927,309
Series 2016-UB12, Class A4, 3.60%, 12/15/49 (Call 12/15/26)	1,500	1,426,835
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 06/15/27)	1,000	943,484
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 07/15/28)	500	479,690
Series 2019-H7, Class A4, 3.26%, 07/15/52 (Call 07/15/29)	1,000	914,747
Series 2020-HR8, Class A4, 2.04%, 07/15/53 (Call 08/15/30)	1,120	931,475
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	1,500	1,314,404
Series 2021-L5, Class ASB, 2.43%, 05/15/54 (Call 05/15/31)	145	127,900
Series 2021-L6, Class A2, 2.13%, 06/15/54 (Call 07/15/31)(a)	1,500	1,349,633
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	2,000	1,678,377
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48 (Call 07/10/26)	1,000	931,879
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/50 (Call 08/15/27)	1,000	941,360
Series 2017-C6, Class AS, 3.93%, 12/15/50 (Call 12/15/27)(a)	500	464,715
Series 2017-C7, Class A4, 3.68%, 12/15/50 (Call 01/15/33)	1,000	945,322
Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	1,325	1,274,409
Series 2018-C15, Class B, 4.92%, 12/15/51 (Call 01/15/29)(a)	750	704,990
Series 2019-C16, Class AS, 3.89%, 04/15/52 (Call 04/15/29)	1,592	1,413,360
Series 2019-C17, Class A4, 2.92%, 10/15/52 (Call 10/15/29)	1,000	893,991
Wells Fargo Commercial Mortgage Trust
4.00%, 04/15/55 (Call 04/15/32)(a)	500	472,046
4.15%, 08/15/51 (Call 08/15/28)	1,623	1,573,241
Series 2013-LC12, Class AS, 4.29%, 07/15/46 (Call 07/15/23)(a)	473	443,345
Series 2015-C26, Class AS, 3.58%, 02/15/48 (Call 02/15/25)	820	777,606
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 03/15/25)	1,000	963,527
Series 2015-C27, Class B, 4.14%, 02/15/48 (Call 03/15/25)(a)	330	304,025
Series 2015-C28, Class A4, 3.54%, 05/15/48 (Call 05/15/25)	500	482,788
Series 2015-C28, Class AS, 3.87%, 05/15/48 (Call 05/15/25)(a)	250	237,369
Series 2015-C30, Class A4, 3.66%, 09/15/58 (Call 08/15/25)	817	791,784
Series 2015-C30, Class ASB, 3.41%, 09/15/58 (Call 08/15/25)	243	237,032
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 11/15/25)	500	481,669
Series 2015-C31, Class B, 4.48%, 11/15/48 (Call 11/15/25)(a)	1,000	936,383
Series 2015-C31, Class C, 4.60%, 11/15/48 (Call 11/15/25)(a)	450	410,651
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	587,766
Series 2015-LC20, Class B, 3.72%, 04/15/50 (Call 04/15/25)	750	690,042
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	967,218

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (Call 07/15/25)(a)	$750	$725,331
Series 2016-C32, Class ASB, 3.32%, 01/15/59 (Call 01/15/26)	656	638,148
Series 2016-C33, Class A4, 3.43%, 03/15/59 (Call 04/15/26)	1,000	955,425
Series 2016-C34, Class A4, 3.10%, 06/15/49 (Call 05/15/26)	1,000	943,826
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/15/26)	500	450,665
Series 2016-LC24, Class A4, 2.94%, 10/15/49 (Call 09/15/26)	1,680	1,572,435
Series 2016-LC25, Class B, 4.34%, 12/15/59 (Call 11/15/26)(a)	198	177,867
Series 2016-NXS4, Class A4, 3.72%, 12/15/48 (Call 11/15/25)	1,920	1,854,867
Series 2016-NXS6, Class B, 3.81%, 11/15/49 (Call 10/15/26)	500	449,304
Series 2017-C38, Class A4, 3.19%, 07/15/50 (Call 06/15/27)	483	452,624
Series 2017-C38, Class A5, 3.45%, 07/15/50 (Call 06/15/27)	1,000	943,595
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 08/15/27)	2,500	2,352,151
Series 2017-C39, Class ASB, 3.21%, 09/15/50 (Call 08/15/27)	899	864,002
Series 2017-C39, Class C, 4.12%, 09/15/50 (Call 08/15/27)	500	424,024
Series 2017-C42, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	1,250	1,181,319
Series 2017-C42, Class B, 4.00%, 12/15/50 (Call 12/15/27)(a)	500	440,275
Series 2018-C44, Class A4, 3.95%, 05/15/51 (Call 05/15/28)	1,250	1,199,128
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 05/15/28)	1,000	971,442
Series 2018-C45, Class AS, 4.41%, 06/15/51 (Call 07/15/28)(a)	350	330,708
Series 2018-C46, Class AS, 4.38%, 08/15/51 (Call 08/15/28)	500	471,537
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 10/15/28)	1,250	1,228,314
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 12/15/28)	1,010	984,694
Series 2019-C49, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,625	1,559,213
Series 2019-C49, Class C, 4.87%, 03/15/52 (Call 02/15/29)(a)	665	578,890
Series 2019-C50, Class A5, 3.73%, 05/15/52 (Call 05/15/29)	750	706,672
Series 2019-C50, Class AS, 4.02%, 05/15/52 (Call 05/15/29)	1,000	912,448
Series 2019-C51, Class AS, 3.58%, 06/15/52 (Call 06/15/29)	492	442,495
Series 2019-C53, Class A4, 3.04%, 10/15/52 (Call 10/15/29)	1,400	1,260,518
Series 2020-C55, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	1,000	878,334
Series 2020-C56, Class ASB, 2.42%, 06/15/53 (Call 04/15/30)	500	451,929

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-C56, Class B, 3.74%, 06/15/53 (Call 04/15/30)(a)	$345	$292,946
Series 2020-C56, Class C, 3.74%, 06/15/53 (Call 04/15/30)(a)	800	631,511
Series 2020-C57, Class A4, 2.12%, 08/15/53 (Call 08/15/30)	1,919	1,612,165
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 12/15/30)	1,000	826,806
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	1,000	855,599
Series 2021-C59, Class ASB, 2.30%, 04/15/54 (Call 04/15/31)	459	411,721
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45 (Call 02/15/23)	73	70,257
Series 2013-C13, Class C, 3.91%, 05/15/45 (Call 05/15/23)(a)	110	105,795
Series 2013-C14, Class B, 3.84%, 06/15/46 (Call 06/15/23)(a)	500	448,448
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/15/24)(a)	300	288,525
Series 2014-C22, Class A4, 3.49%, 09/15/57 (Call 09/15/24)	909	882,341
Series 2014-C22, Class A5, 3.75%, 09/15/57 (Call 09/15/24)	400	388,869
Series 2014-C22, Class AS, 4.07%, 09/15/57 (Call 09/15/24)(a)	480	453,996
Series 2014-C24, Class A5, 3.61%, 11/15/47 (Call 11/15/24)	100	96,888
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 12/15/24)	1,050	1,017,613
Series 2014-LC14, Class A5, 4.05%, 03/15/47 (Call 02/15/24)	950	935,917
		327,713,616
Total Collaterized Mortgage Obligations — 58.7%
(Cost: $367,044,613)		327,713,616

U.S. Government Agency Obligations

Mortgage-Backed Securities — 40.7%
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.35%, 02/25/43(a)	294	285,132
Series 2014-M11, Class 1A, 3.12%, 08/25/24(a)	591	579,885
Series 2014-M11, Class 2A, 3.29%, 08/25/26(a)	557	541,773
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	95	93,273
Series 2014-M3, Class A2, 3.50%, 01/25/24(a)	238	235,939
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	312	308,301
Series 2015-M1, Class A2, 2.53%, 09/25/24	503	489,981
Series 2015-M11, Class A2, 2.85%, 04/25/25(a)	722	698,924
Series 2015-M13, Class A2, 2.70%, 06/25/25(a)	679	653,939
Series 2015-M2, Class A, 2.62%, 12/25/24	323	313,376
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,090	1,061,070
Series 2016-M6, Class A2, 2.49%, 05/25/26	273	258,989
Series 2016-M9, Class A2, 2.29%, 06/25/26	1,991	1,877,737
Series 2017, Class A2, 2.96%, 09/25/27(a)	932	892,865
Series 2017-M11, Class A2, 2.98%, 08/25/29	1,000	939,797
Series 2017-M15, Class AV2, 2.56%, 11/25/24(a)	595	580,432
Series 2017-M2, Class A2, 2.77%, 02/25/27(a)	1,955	1,867,147
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	643	606,774
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	710	670,859

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	$910	$872,309
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,092	2,011,648
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	713	683,716
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,382	2,312,303
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	81	79,795
Series 2018-M7, Class A2, 3.03%, 03/25/28(a)	737	707,665
Series 2019-M1, Class A2, 3.55%, 09/25/28(a)	2,696	2,635,759
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	1,843	1,806,856
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,250	1,209,250
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,417	2,329,531
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,546	2,416,898
Series 2019-M9, Class A2, 2.94%, 06/25/29	1,694	1,595,869
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,317	2,066,320
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,662,469
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	3,000	2,461,221
Freddie Mac Multifamily Structured Pass Through Certificates
1.31%, 05/25/30 (Call 06/25/30)	1,000	828,881
2.03%, 09/25/28 (Call 10/25/28)	1,150	1,034,335
2.12%, 04/25/55 (Call 09/25/29)(a)	3,000	2,694,216
2.25%, 01/25/32 (Call 02/25/32)	165	142,746
2.45%, 04/25/32 (Call 05/25/32)	1,000	877,970
2.92%, 06/25/32 (Call 07/25/32)	3,500	3,193,824
3.00%, 06/25/32 (Call 06/25/32)(a)	2,500	2,296,147
3.50%, 07/25/32 (Call 08/25/32)(a)	2,000	1,913,612
Class A1, 2.55%, 05/25/31 (Call 02/25/32)	2,246	2,064,183
Class A2, 2.25%, 02/25/32 (Call 02/25/32)	2,500	2,163,053
Series K039, Class A2, 3.30%, 07/25/24 (Call 08/25/24)	263	257,478
Series K040, Class A2, 3.24%, 09/25/24 (Call 10/25/24)	1,120	1,093,734
Series K041, Class A2, 3.17%, 10/25/24 (Call 11/25/24)	1,250	1,218,500
Series K043, Class A2, 3.06%, 12/25/24 (Call 01/25/25)	1,000	971,264
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	822	797,831
Series K046, Class A2, 3.21%, 03/25/25 (Call 04/25/25)	1,785	1,738,483
Series K048, Class A1, 2.69%, 12/25/24 (Call 08/25/25)	153	149,318
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	1,000	974,845
Series K049, Class A2, 3.01%, 07/25/25 (Call 08/25/25)	1,800	1,743,238
Series K050, Class A2, 3.33%, 08/25/25 (Call 10/25/25)(a)	2,000	1,950,329
Series K051, Class A2, 3.31%, 09/25/25 (Call 10/25/25)	2,630	2,562,694
Series K052, Class A2, 3.15%, 11/25/25 (Call 01/25/26)	800	776,325
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	1,200	1,159,515
Series K054, Class A2, 2.75%, 01/25/26 (Call 02/25/26)	700	671,387
Series K055, Class A2, 2.67%, 03/25/26 (Call 04/25/26)	500	478,021
Series K056, Class A1, 2.20%, 07/25/25 (Call 06/25/26)	133	129,122
Series K057, Class A2, 2.57%, 07/25/26 (Call 08/25/26)	1,725	1,639,669
Series K058, Class A2, 2.65%, 08/25/26 (Call 09/25/26)	1,527	1,452,152
Series K059, Class A2, 3.12%, 09/25/26 (Call 10/25/26)(a)	1,780	1,719,338
Series K060, Class A2, 3.30%, 10/25/26 (Call 12/25/26)	1,046	1,016,520
Series K061, Class A2, 3.35%, 11/25/26 (Call 12/25/26)(a)	1,300	1,264,896
Series K062, Class A2, 3.41%, 12/25/26 (Call 01/25/27)	1,000	974,851
Series K063, Class A2, 3.43%, 01/25/27 (Call 02/25/27)(a)	1,345	1,311,641
Series K064, Class A1, 2.89%, 10/25/26 (Call 05/25/27)	621	601,977
Series K064, Class A2, 3.22%, 03/25/27 (Call 05/25/27)	325	314,498
Series K065, Class A2, 3.24%, 04/25/27 (Call 07/25/27)	1,570	1,519,868
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	717	693,657
Series K067, Class A2, 3.19%, 07/25/27 (Call 09/25/27)	1,600	1,544,740
Series K068, Class A2, 3.24%, 08/25/27 (Call 10/25/27)	1,000	967,387
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27)(a)	1,000	964,666
Series K070, Class A1, 3.03%, 04/25/27 (Call 12/25/27)	1,462	1,418,217
Series K070, Class A2, 3.30%, 11/25/27 (Call 12/25/27)(a)	1,541	1,493,738
Series K071, Class A2, 3.29%, 11/25/27 (Call 02/25/28)	1,500	1,452,467
Series K073, Class A2, 3.35%, 01/25/28 (Call 10/25/28)	1,000	970,692

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K074, Class A1, 3.60%, 09/25/27 (Call 07/25/28)	$467	$459,162
Series K074, Class A2, 3.60%, 01/25/28 (Call 07/25/28)	1,000	981,354
Series K075, Class A2, 3.65%, 02/25/28 (Call 05/25/28)(a)	1,000	983,533
Series K076, Class A1, 3.73%, 12/25/27 (Call 05/25/28)	967	950,835
Series K076, Class A2, 3.90%, 04/25/28 (Call 05/25/28)	1,025	1,019,194
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	1,000	991,592
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	1,140	1,131,070
Series K079, Class A2, 3.93%, 06/25/28 (Call 07/25/28)	2,100	2,088,659
Series K080, Class A2, 3.93%, 07/25/28 (Call 08/25/28)(a)	1,700	1,690,666
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(a)	1,500	1,489,185
Series K082, Class A2, 3.92%, 09/25/28 (Call 10/25/28)(a)	2,310	2,295,642
Series K083, Class A2, 4.05%, 09/25/28 (Call 10/25/28)(a)	2,600	2,600,671
Series K084, Class A2, 3.78%, 10/25/28 (Call 11/25/28)(a)	1,000	983,594
Series K085, Class A2, 4.06%, 10/25/28 (Call 11/25/28)(a)	1,000	997,577
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,725	1,708,476
Series K087, Class A2, 3.77%, 12/25/28 (Call 01/25/29)	1,571	1,548,894
Series K088, Class A1, 3.48%, 09/25/28 (Call 04/25/29)	310	303,469
Series K088, Class A2, 3.69%, 01/25/29 (Call 04/25/29)	2,010	1,972,421
Series K089, Class A1, 3.34%, 10/25/28 (Call 04/25/29)	2,249	2,189,684
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	1,400	1,364,287
Series K091, Class A2, 3.51%, 03/25/29 (Call 10/25/29)	2,017	1,958,930
Series K092, Class A2, 3.30%, 04/25/29 (Call 07/25/29)	1,010	969,168
Series K094, Class A2, 2.90%, 06/25/29 (Call 11/25/29)	2,420	2,266,582
Series K095, Class A2, 2.79%, 06/25/29 (Call 01/25/30)	675	627,994
Series K096, Class A2, 2.52%, 07/25/29 (Call 07/25/29)	1,215	1,111,220
Series K097, Class A1, 2.16%, 05/25/29 (Call 12/25/29)	957	890,981
Series K097, Class A2, 2.51%, 07/25/29 (Call 12/25/29)	2,250	2,055,062
Series K098, Class A2, 2.43%, 08/25/29 (Call 08/25/29)	500	453,990
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	920,621
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	250	227,837
Series K102, Class A1, 2.18%, 05/25/29 (Call 04/25/30)	935	870,558
Series K103, Class A2, 2.65%, 11/25/29 (Call 06/25/30)	1,220	1,120,009
Series K104, Class A2, 2.25%, 01/25/30 (Call 07/25/30)	2,005	1,791,731
Series K105, Class A2, 1.87%, 01/25/30 (Call 06/25/30)	1,485	1,291,195
Series K106, Class A1, 1.78%, 10/25/29 (Call 02/25/30)	1,454	1,314,590
Series K106, Class A2, 2.07%, 01/25/30 (Call 02/25/30)	2,250	1,981,875
Series K107, Class A2, 1.64%, 01/25/30 (Call 02/25/30)	1,250	1,070,780
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,153	1,823,714
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/25/30)	3,000	2,540,064
Series K110, Class A1, 1.02%, 09/25/29 (Call 05/25/30)	975	846,099
Series K110, Class A2, 1.48%, 04/25/30 (Call 05/25/30)	1,640	1,381,984
Series K111, Class A2, 1.35%, 05/25/30 (Call 07/25/30)	1,500	1,248,350
Series K114, Class A2, 1.37%, 06/25/30 (Call 06/25/30)	760	630,810
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	1,000	831,392
Series K116, Class A2, 1.38%, 07/25/30 (Call 09/25/30)	2,000	1,659,790
Series K117, Class A2, 1.41%, 08/25/30 (Call 10/25/30)	1,500	1,244,527
Series K118, Class A1, 0.79%, 03/25/30 (Call 09/25/30)	1,895	1,637,738
Series K118, Class A2, 1.49%, 09/25/30 (Call 09/25/30)	2,500	2,084,923
Series K119, Class A2, 1.57%, 09/25/30 (Call 10/25/30)	3,000	2,513,936
Series K120, Class A2, 1.50%, 10/25/30 (Call 10/25/30)	3,200	2,662,457
Series K121, Class A2, 1.55%, 10/25/30 (Call 03/25/31)	1,500	1,252,345
Series K123, Class A2, 1.62%, 12/25/30 (Call 01/25/31)	600	502,784
Series K124, Class A2, 1.66%, 12/25/30 (Call 01/25/31)	2,300	1,930,526
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	3,000	2,553,041
Series K126, Class A2, 2.07%, 01/25/31 (Call 05/25/31)	3,866	3,349,045
Series K127, Class A2, 2.11%, 01/25/31 (Call 02/25/31)	1,500	1,301,728
Series K128, Class A2, 2.02%, 03/25/31 (Call 03/25/31)	1,000	861,651
Series K130, Class A2, 1.72%, 06/25/31 (Call 07/25/31)	2,500	2,093,348
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	3,000	2,536,247
Series K132, Class A2, 2.02%, 08/25/31 (Call 12/25/31)	1,000	853,679

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K133, Class A2, 2.10%, 09/25/31 (Call 10/25/31)	$1,000	$858,180
Series K135, Class A1, 1.61%, 10/25/30 (Call 11/25/31)	1,209	1,063,440
Series K135, CLASS A2, 2.15%, 10/25/31 (Call 11/25/31)(a)	2,800	2,413,553
Series K136, Class A2, 2.13%, 11/25/31 (Call 12/25/31)	2,000	1,718,024
Series K139, Class A2, 2.59%, 01/25/32 (Call 02/25/32)(a)	2,000	1,781,314
Series K142, Class A2, 2.40%, 03/25/32 (Call 03/25/32)	1,000	875,269
Series K150, 3.71%, 09/25/32 (Call 10/25/32)(a)	2,000	1,945,489
Series K1510, Class A2, 3.72%, 01/25/31 (Call 01/25/34)	250	243,396
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	500	483,918
Series K-1511, Class A2, 3.47%, 03/25/31 (Call 04/25/34)	1,000	959,059
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	730	676,474
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	450	403,957
Series K-1513, Class A3, 2.80%, 08/25/34 (Call 12/25/34)	1,015	887,146
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	1,000	872,551
Series K-1516, Class A2, 1.72%, 05/25/35 (Call 10/25/35)	1,825	1,390,280
Series K-1517, Class A2, 1.72%, 07/25/35 (Call 08/25/35)	500	383,093
Series K-1518, Class A2, 1.86%, 10/25/35 (Call 10/25/35)	2,500	1,922,954
Series K152, Class A1, 2.83%, 05/25/30 (Call 04/25/31)	1,119	1,063,252
Series K152, Class A2, 3.08%, 01/25/31 (Call 04/25/31)	250	234,004
Series K-1520, Class A2, 2.44%, 02/25/36 (Call 04/25/36)	1,000	818,130
Series K-1521, Class A2, 2.18%, 08/25/36 (Call 09/25/36)	1,000	782,988
Series K153, Class A3, 3.12%, 10/25/31 (Call 02/25/32)(a)	500	465,952
Series K154, Class A3, 3.46%, 11/25/32 (Call 12/25/32)	1,345	1,280,106
Series K155, Class A1, 3.75%, 11/25/29 (Call 05/25/33)	461	455,269
Series K156, Class A3, 3.70%, 06/25/33 (Call 07/25/33)(a)	500	483,804
Series K157, Class A2, 3.99%, 05/25/33 (Call 09/25/33)(a)	1,076	1,068,540
Series K159, Class A1, 3.95%, 12/25/29 (Call 11/25/33)	1,483	1,474,910
Series K159, Class A2, 3.95%, 11/25/30 (Call 11/25/33)(a)	833	824,185
Series K159, Class A3, 3.95%, 11/25/33 (Call 11/25/33)(a)	1,000	984,219
Series K725, Class A2, 3.00%, 01/25/24 (Call 05/25/24)	984	969,735
Series K727, Class A2, 2.95%, 07/25/24 (Call 10/25/24)	862	843,830
Series K728, Class A2, 3.06%, 08/25/24 (Call 11/25/24)(a)	976	955,232
Series K729, Class A1, 2.95%, 02/25/24 (Call 11/25/24)	90	90,293
Series K730, Class A2, 3.59%, 01/25/25 (Call 02/25/25)(a)	1,927	1,892,394
Series K731, Class A2, 3.60%, 02/25/25 (Call 05/25/25)(a)	986	968,741

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K734, Class A2, 3.21%, 02/25/26 (Call 07/25/26)	$1,000	$971,057
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	1,987	1,908,034
Series K737, Class AM, 2.10%, 10/25/26 (Call 12/25/26)	300	278,403
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,150	1,917,503
Series K740, Class A2, 1.47%, 09/25/27 (Call 10/25/27)	2,000	1,785,774
Series K741, Class A2, 1.60%, 12/25/27 (Call 12/25/27)	1,120	1,002,660
Series K742, Class A2, 1.76%, 03/25/28 (Call 04/25/28)	1,000	898,630
Series K742, Class AM, 1.37%, 04/25/28 (Call 04/25/28)	1,400	1,222,358
Series K745, Class A2, 1.66%, 08/25/28 (Call 09/25/28)	2,000	1,765,337
Series KS03, Class A4, 3.16%, 05/25/25 (Call 08/25/25)(a)	1,000	975,495
		227,282,025
Total U.S. Government Agency Obligations — 40.7%
(Cost: $251,317,891)		227,282,025

Total Long-Term Investments — 99.4%
(Cost: $618,362,504)		554,995,641

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(b)(c)	2,930	2,930,000

Total Short-Term Securities — 0.5%
(Cost: $2,930,000)		2,930,000

Total Investments — 99.9%
(Cost: $621,292,504)		557,925,641

Other Assets Less Liabilities — 0.1%		318,172

Net Assets — 100.0%		$558,243,813

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,600,000	$1,330,000	(a)	$—	$—	$—	$2,930,000	2,930	$21,644	$1

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$327,713,616	$—	$327,713,616
U.S. Government & Agency Obligations	—	227,282,025	—	227,282,025
Short-Term Securities
Money Market Funds	2,930,000	—	—	2,930,000
	$2,930,000	$554,995,641	$—	$557,925,641